Initial Public Offering (Details) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 10, 2022	Jan. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Initial Public Offering
Number of units sold		4,500,000
Purchase price		$ 10.00			$ 10.00	$ 10.00
Proceeds received from initial public offering, gross				$ 345,000,000	$ 345,000,000
Deferred underwriting commissions		$ 12,100,000			$ 12,075,000
Deferred underwriting commissions waived	$ 12,100,000
Class A common stock
Initial Public Offering
Number of class A common stock in a unit			1		1
Public Warrants
Initial Public Offering
Number of warrants in a unit			0.25		0.25
Public Warrants | Class A common stock
Initial Public Offering
Number of shares issuable per warrant			1		1
Exercise price of warrants			$ 11.50		$ 11.50
Initial Public Offering
Initial Public Offering
Number of units sold		34,500,000
Purchase price		$ 10.00
Proceeds received from initial public offering, gross		$ 345,000,000.0
Offering costs incurred		19,600,000
Deferred underwriting commissions		$ 12,100,000
Deferred underwriting commissions waived	$ 12,100,000
Over-allotment option
Initial Public Offering
Number of units sold		4,500,000